As filed with the Securities and Exchange Commission on December 15, 2005

1933 Act File No. 333-28697
1940 Act File No. 811-8243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 58	[ X ]
 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 59	[ X ]

(Check appropriate box or boxes.)

Potomac Funds

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:
Angela L. Pingel
US Bancorp Fund Services, LLC
615 East Michigan
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[     ]  immediately upon filing pursuant to paragraph (b)
[ X ]  on December 29, 2005 pursuant to paragraph (b)
[     ]  60 days after filing pursuant to paragraph (a)(1)
[     ]  on (date) pursuant to paragraph (a)(1)
[     ]  75 days after filing pursuant to paragraph (a)(2)
[     ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 55 (“the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on October 19, 2005, and pursuant to Rule 485(a)(1) would become effective on December 19, 2005.

This Post-Effective Amendment No. 58 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 29, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 58 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 58 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on December 15, 2005.

POTOMAC FUNDS

By: /s/ Daniel D. O’Neill
                                                                                                       Daniel D. O’Neill
                                                                                                       President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 58 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	December 15, 2005
Lawrence C. Rafferty

/s/ Jay F. Higgins*	Trustee	December 15, 2005
Jay F. Higgins

/s/ Daniel J. Byrne*	Trustee	December 15, 2005
Daniel J. Byrne

/s/ Kevin G. Boyle*	Trustee	December 15, 2005
Kevin G. Boyle

/s/ Gerald E. Shanley III*	Trustee	December 15, 2005
Gerald E. Shanley III

/s/ Daniel D. O’Neill Daniel D. O’Neill	President and Chief Executive Officer	December 15, 2005

/s/ Timothy P. Hagan Timothy P. Hagan	Chief Financial Officer	December 15, 2005

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President, Chief Executive Officer and Attorney-In Fact